Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax rate	25.00%
Federal tax rate	21.00%
State tax rate	13.00%
Net operating loss carryforwards	$ 2,654,794	$ 36,538
Operating loss carryforwards valuation allowance	$ 9,425